Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-current assets:
Property, plant and equipment	$ 4,308,000	$ 6,815,000	$ 8,489,000
Intangible assets	5,641,000	64,300,000	48,705,000
Deposits and other receivables	3,246,000	801,000	783,000
Other non-current financial assets	353,000	360,000	337,000
Total non-current assets	13,548,000	72,276,000	58,314,000
Current assets:
Inventories	2,874,000	6,335,000	9,387,000
Trade receivables	4,809,000	8,115,000	8,494,000
Contract assets	122,000	497,000	176,000
Prepaid expenses	1,410,000	1,422,000	1,399,000
Other receivables	17,492,000	4,958,000	5,799,000
Research tax credit receivable	4,184,000	9,864,000	4,515,000
Short-term deposits	53,000,000	0	5,000,000
Cash and cash equivalents	9,093,000	5,705,000	5,671,000
Total current assets	92,984,000	36,896,000	40,441,000
Total assets	106,532,000	109,172,000	98,755,000
Equity (deficit):
Issued capital	2,934,000	2,878,000	2,306,000
Share premium	14,512,000	14,568,000	2,418,000
Other capital reserves	74,504,000	70,261,000	62,870,000
Accumulated deficit	(35,795,000)	(93,362,000)	(65,099,000)
Other components of equity	(796,000)	(416,000)	(391,000)
Total equity (deficit)	55,359,000	(6,071,000)	2,104,000
Non-current liabilities:
Government grant advances and loans	6,285,000	3,256,000	6,235,000
Lease liabilities	333,000	1,645,000	2,278,000
Provisions	1,400,000	2,222,000	2,196,000
Trade payables	0	0	1,788,000
Deferred tax liabilities	173,000	264,000	258,000
Contract liabilities	809,000	0	404,000
Total non-current liabilities	9,000,000	7,387,000	59,817,000
Current liabilities:
Trade payables	6,106,000	16,281,000	9,342,000
Convertible debt	0	52,278,000	0
Lease liabilities	1,439,000	1,471,000	1,291,000
Unsecured related party loan	0	8,922,000	0
Government grant advances and loans	5,864,000	4,606,000	4,159,000
Other current liabilities and provisions	11,174,000	8,899,000	8,355,000
Income tax liabilities of the parent company	2,827,000	0	0
Contract liabilities	11,021,000	5,852,000	5,964,000
Total current liabilities	42,173,000	107,856,000	36,834,000
Total equity and liabilities	106,532,000	109,172,000	98,755,000
Interest-bearing receivables financing
Current liabilities:
Interest-bearing financing of receivables	3,742,000	9,544,000	7,723,000
Convertible debt
Non-current liabilities:
Convertible debt	0	0	43,455,000
Convertible debt embedded derivative	0	0	3,203,000
Current liabilities:
Interest-bearing financing of receivables	0	52,278,000	0
Convertible debt embedded derivative	$ 0	$ 3,000	$ 0